Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Information [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION

NOTE 13 – CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 follows:

(Dollars in thousands)	2011	2010
CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$535	$376
Investment in subsidiary bank	48,652	46,489
Securities available-for-sale	60	56
Other assets	196	247

Total assets	$49,443	$47,168

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$14	$14
Total shareholders’ equity	49,429	47,154

Total liabilities and shareholders’ equity	$49,443	$47,168

(Dollars in thousands)	2011	2010	2009
CONDENSED STATEMENTS OF INCOME
Interest on securities	$1	$1	$1
Dividends from subsidiary	2,300	2,000	2,200
Securities gain	—	—	1
Other-than-temporary impairment losses	—	—	(70)

Total income	2,301	2,001	2,132
Operating expenses	336	483	518

Income before taxes and undistributed equity income of subsidiary	1,965	1,518	1,614
Income tax benefit	(115)	(164)	(176)
Equity earnings in subsidiary, net of dividends	1,607	1,814	1,601

Net income	$3,687	$3,496	$3,391

(Dollars in thousands)	2011	2010	2009
CONDENSED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$3,687	$3,496	$3,391
Adjustments to reconcile net income to cash provided by operations:
Securities gain	—	—	(1)
Other-than-temporary impairment of investments	—	—	70
Equity earnings in subsidiary, net of dividends	(1,607)	(1,814)	(1,601)
Stock compensation expense	—	—	8
Change in other assets, liabilities	48	21	134

Net cash provided by operating activities	2,128	1,703	2,001

Cash flows from investing activities:
Purchase of investment securities	—	(4)	—
Proceeds from sale of investment securities	—	—	13

Net cash provided by (used in) investing activities	—	(4)	13

Cash flows from financing activities:
Cash dividends paid	(1,969)	(1,969)	(1,969)

Net cash used in financing activities	(1,969)	(1,969)	(1,969)

Increase (decrease) in cash	159	(270)	45
Cash at beginning of year	376	646	601

Cash at end of year	$535	$376	$646